(Loss)/Earning Per Ordinary Share (“Eps”) (Details) - $ / shares		May 29, 2025	Jun. 30, 2025		Jul. 01, 2024	Jun. 30, 2024		May 06, 2024
(Loss)/Earning Per Ordinary Share (“Eps”) [Line Items]
Par value per share (in Dollars per share)			$ 0.0015	[1]	$ 0.1	$ 0.0015	[1]
Shares outstanding	[1]		1,765,256			1,765,256
Shares issued			1,765,256	[1]		1,765,256	[1]	7,503,858
ARB IOT Group Limited [Member]
(Loss)/Earning Per Ordinary Share (“Eps”) [Line Items]
Shares outstanding		15
Ordinary Shares [Member]
(Loss)/Earning Per Ordinary Share (“Eps”) [Line Items]
Par value per share (in Dollars per share)		$ 0.0015
Shares outstanding		1
Shares issued		1
Ordinary Shares [Member] | Top of Range [Member]
(Loss)/Earning Per Ordinary Share (“Eps”) [Line Items]
Shares issued		15
Ordinary shares		26,437,500
Ordinary Shares [Member] | Bottom of Range [Member]
(Loss)/Earning Per Ordinary Share (“Eps”) [Line Items]
Shares issued		1
Ordinary shares		1,765,256

[1]	Retrospectively restated for effect of reverse share split at a ratio 1 for 15 on May 29, 2025 as disclosed in Note 13.